Significant Transactions with Related Parties and Non-Controlling Shareholders of Subsidiaries - Related parties (Details) - USD ($)	6 Months Ended		12 Months Ended
	Jun. 30, 2020	Jun. 30, 2019	Dec. 31, 2019
Balances with related parties included in:
Accounts receivable-related parties	$ 1,084,000		$ 1,844,000
Amounts due from related parties	15,245,000		24,623,000
Amount due from a related party	11,108,000		16,190,000
Marketing services
Related party transaction
Expenses	152,000	$ 2,880,000
Indirect subsidiaries of CK Hutchison
Balances with related parties included in:
Accounts receivable-related parties	844,000		1,844,000
Amounts due to a related party	$ 378,000		$ 366,000
Maximum settlement period, interest free (in months)	1 month		1 month
Indirect subsidiaries of CK Hutchison | Sales
Related party transaction
Sales	$ 2,084,000	3,732,000
Indirect subsidiaries of CK Hutchison | Marketing services
Related party transaction
Expenses	152,000	198,000
Indirect subsidiaries of CK Hutchison | Management services
Related party transaction
Expenses	478,000	465,000
Equity investees
Related party transaction
Purchases	1,887,000	1,222,000
Balances with related parties included in:
Accounts receivable-related parties	240,000
Amounts due from related parties	15,245,000		$ 24,623,000
Amount due from a related party	11,108,000		16,190,000
Other deferred income	986,000		1,103,000
Equity investees | Research and development services
Related party transaction
Sales	240,000	252,000
Equity investees | Marketing services
Related party transaction
Expenses		$ 2,682,000
Equity investees | Dividend receivable
Balances with related parties included in:
Amounts due from related parties	$ 14,103,000		$ 23,481,000